Consolidated Statements of (Loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating income
Revenues	€ 0	€ 0	€ 0
Other income	14,537	11,909	9,084
Total income	14,537	11,909	9,084
Operating expenses
Cost of goods sold	0	0	0
Research & Development	(107,171)	(105,232)	(78,828)
Sales & Marketing	(32,169)	(15,824)	(11,282)
General & Administrative	(41,399)	(35,837)	(35,005)
Total expenses	(180,739)	(156,892)	(125,115)
Operating (loss)	(166,202)	(144,983)	(116,031)
Financial revenues	493	616	1,516
Financial expenses	(351)	(3,325)	(16)
Financial profit (loss)	141	(2,709)	1,500
Income tax	(15)	(1)	0
Net (loss)	€ (166,076)	€ (147,693)	€ (114,531)
Basic/diluted (loss) per share (€/share)	€ (5.74)	€ (5.97)	€ (4.68)